Non-Current Provisions	12 Months Ended
Dec. 31, 2017
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Non-Current Provisions

Note 12: Non-Current Provisions

	December 31,
	2015	2016	2017
	(thousands of euros)
Pension retirement obligations	490	853	1,260

Total	490	853	1,260

Commitments for Compensation Payable to Employees Upon Their Retirement

thousands of Euros
As of January 1, 2015	(531)
Costs of services rendered (operating expense)	(116)
Interest expense (finance expense)	(9)
Benefit paid
Actuarial gains	166

As of December 31, 2015	(490)

Costs of services rendered (operating expense)	(104)
Interest expense (finance expense)	(10)
Benefit paid	—
Actuarial losses	(249)

As of December 31, 2016	(853)

Costs of services rendered (operating expense)	(219)
Interest expense (finance expense)	(11)
Benefit paid	—
Actuarial losses	(177)

As of December 31, 2017	(1,260)

As part of the estimation of the retirement commitments, the following assumptions were used for all categories of employees:

	December 31,
	2015	2016	2017
% social security contributions	50.0%	50.0%	50.0%
Salary increases	2.0%	2.0%	2.0%
Discount rate	2.08%	1.31%	1.30%

Assumptions for the years ended December 31, 2015 and 2016:

•	Retirement age: 65 years old;

•	Terms of retirement: voluntary retirement;

•	Life table: INSEE 2010;

•	Collective agreement: Convention Collective Nationale de l’Industrie Pharmaceutique (National Collective Agreement in the Pharmaceutical Industry);

•	Turn-over of the personnel declining with age.

Assumptions for the years ended December 31, 2017:

•	Retirement age: 65 years old;

•	Terms of retirement: voluntary retirement;

•	Life table: TGH05-TGF05;

•	Collective agreement: Convention Collective Nationale de l’Industrie Pharmaceutique (National Collective Agreement in the Pharmaceutical Industry);

•	Turn-over of the personnel declining with age.

The discount rates come from the corporate AA zero coupon yield curve.

No employee has retired during the last three fiscal years presented.